Net Income (Loss) Per Share of Common Stock	12 Months Ended
Jul. 31, 2012
Earnings Per Share [Abstract]
Net Income (Loss) Per Share of Common Stock
NET INCOME (LOSS) PER SHARE OF COMMON STOCK

The following table sets forth the computation of our basic and diluted net income (loss) per share of common stock (in thousands, except for per share amounts):

	Year Ended July 31,
	2010	2011	2012

Numerator:
Basic:
Net income (loss)	$6,988	$(5,322)	$(8,210)
8% noncumulative dividends on convertible preferred stock	(6,580)	—	—
Undistributed earnings allocated to convertible preferred stock	(307)	—	—
Net income (loss) attributable to common stockholders, basic	$101	$(5,322)	$(8,210)

Diluted:
Net income (loss) attributable to common stockholders, basic	$101	$(5,322)	$(8,210)
Undistributed earnings re-allocated to common stock	23	—	—
Net income (loss) attributable to common stockholders	$124	$(5,322)	$(8,210)

Denominator:
Basic:
Weighted-average common shares used in computing net income (loss) per share of common stock, basic	7,768	9,933	20,563
Diluted:
Weighted-average common shares used in computing net income (loss) per share of common stock, basic	7,768	9,933	20,563
Add weighted-average effect of dilutive securities:
Stock options	2,430	—	—
Common stock warrants	83	—	—
Weighted-average shares used in computing net income (loss) per share of common stock, diluted	10,281	9,933	20,563

Net income (loss) per share of common stock:
Basic	$0.01	$(0.54)	$(0.40)
Diluted	$0.01	$(0.54)	$(0.40)

The following weighted-average shares of common stock equivalents were excluded from the computation of diluted net income (loss) per share of common stock for the periods presented because including them would have been antidilutive (in thousands):

	Year Ended July 31,
	2010	2011	2012
Convertible preferred stock	26,841	26,841	19,581
Stock options to purchase common stock	1,878	6,353	8,049
Common stock warrants and restricted stock units	—	336	249
Convertible preferred stock warrants	14	57	41